Fair Value Measurements - Fair value measurements on a Nonrecurring basis (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	$ 157,814	$ 159,467
Restricted cash - Fair Value	17,284	9,979
Amounts due from related parties, long-term - Fair Value	41,403	35,245
Amounts due to related parties, short-term - Fair Value	(104,751)	(64,204)
Long-term borrowings, net - Fair Value	(1,960,175)	(1,374,445)
Vessels, net	57,402
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	157,814	159,467
Restricted cash - Fair Value	17,284	9,979
Amounts due from related parties, long-term - Fair Value	0	0
Amounts due to related parties, short-term - Fair Value	0	0
Long-term borrowings, net - Fair Value	0	0
Vessels, net	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	0	0
Restricted cash - Fair Value	0	0
Amounts due from related parties, long-term - Fair Value	41,403	35,245
Amounts due to related parties, short-term - Fair Value	(104,751)	(64,204)
Long-term borrowings, net - Fair Value	(1,960,175)	(1,374,445)
Vessels, net	57,402
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	0	0
Restricted cash - Fair Value	0	0
Amounts due from related parties, long-term - Fair Value	0	0
Amounts due to related parties, short-term - Fair Value	0	0
Long-term borrowings, net - Fair Value	0	$ 0
Vessels, net	$ 0